Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Fixed maturity securities available for sale, amortized cost (in dollars)	$ 871,466	$ 2,172,677
Equity securities available for sale, cost (in dollars)	$ 85,702	$ 144,407
Common stock, average par value (in dollars per share)	$ 5.00	$ 5.00
Common stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued	1,000,000	1,000,000
Common stock, shares outstanding	1,000,000	1,000,000